Supplemental Cash Flow Information - Reconciliation of Cash, Cash Equivalents, and Restriched Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	$ 225,040	$ 221,934	$ 227,378
Restricted cash	8,540	28,360	92,265
Restricted cash - long-term	0	0	22,644
Total	$ 233,580	$ 250,294	$ 342,287	$ 318,993